Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at June 30, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	June 30, 2022	December 31, 2021
Assets:
Government securities held in Trust Account	1	$105,652,034	$105,581,820
Liabilities:
Private Placement Warrants	3	645,525	2,480,240
Public Warrants	3	1,164,375	4,450,500

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	December 31, 2021	January 28, 2021
Assets:
Government securities held in Trust Account	1	$105,581,820	$105,570,833
Liabilities:
Private Placement Warrants	3	2,480,240	2,941,680
Public Warrants	3	4,450,500	5,175,000